Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Financial Assets Delivered as Guarantee
8.	FINANCIAL ASSETS DELIVERED AS GUARANTEE
As of December 31, 2020 and 2019, the Bank delivered as guarantee the following financial assets:

	Carrying Amount
Description	12/31/2020	12/31/2019
For transactions with the BCRA	12,040,746	10,127,017
For guarantee deposits	1,555,864	2,937,377
For securities forward contracts	695,748	1,466,345

Total	14,292,358	14,530,739

The Bank’s Management considers there shall be no losses due to the restrictions on the above listed financial assets.